Accounting policies	6 Months Ended
Jun. 30, 2019
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Accounting policies
2.	Accounting policies

The unaudited condensed consolidated interim financial statements comply with the recognition and measurement criteria of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IAS 34: Interim Financial Reporting and with the accounting policies of the Group which were set out on pages F-2 to F-10 of the 2018 Annual Report on Form 20-F. With the exception of the implementation of IFRS 16: Leases, and IFRIC 23: Uncertainty over Income Tax Treatments, which are discussed below, no changes have been made to the Group’s accounting policies in the period ended 30 June 2019.

Impact of the adoption of IFRS 16: Leases

IFRS 16 is effective from 1 January 2019. The standard eliminates the classification of leases as either operating or finance leases and introduces a single accounting model. Lessees are required to recognise a right-of-use asset and related lease liability for their operating leases and show depreciation of leased assets and interest on lease liabilities separately in the income statement. IFRS 16 requires the Group to recognise substantially all of its operating leases on the balance sheet.

The Group adopted IFRS 16 effective 1 January 2019 on a modified retrospective basis and applied the standard retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application as an adjustment to retained earnings. Accordingly, prior year financial information has not been restated and will continue to be reported under IAS 17: Leases. The right-of-use asset and lease liability have initially been measured at the present value of the remaining lease payments, with the right-of-use asset being subject to certain adjustments. For certain leases the right-of-use asset was measured as if the standard had been applied from the lease commencement date and for others the right-of-use asset was set equal to the lease liability.

When applying IFRS 16, the Group has applied the following practical expedients, on transition date:

•	Reliance on the previous identification of a lease (as provided by IAS 17) for all contracts that existed on the date of initial application;

•	Reliance on previous assessments on whether leases are onerous instead of performing an impairment review;

•	Exclusion of initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	The accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases; and

•	The use of hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.

The right-of-use asset and lease liability recorded on the unaudited condensed consolidated interim balance sheet as of 1 January 2019 were £1,895.1 million and £2,326.2 million, respectively. There was a reduction in other creditors of £233.5 million and property provisions of £68.7 million with regard to amounts related to property leases, including deferred rent and tenant improvement allowances, which are now recognised in the right-of-use asset. These movements resulted in a decrease to retained earnings of £128.9 million and the recognition of a deferred tax asset of £27.8 million on this movement.

For the six months ended 30 June 2019, depreciation of the right-of-use asset and recognition of interest on the lease liability in the unaudited condensed consolidated interim income statement replaced amounts recognised as rent expense under IAS 17. The implementation of IFRS 16 on 1 January 2019 resulted in an increase to operating profit of £33.7 million and a decrease to diluted earnings per share of 0.8p.

The following table reconciles the opening balance for the lease liabilities as at 1 January 2019 based upon the operating lease obligations as at 31 December 2018:

£m
Operating lease commitments at 31 December 2018	3,628.2
Short-term leases not included in lease liabilities	(73.8)
Extension options reasonably certain to be exercised	115.1
Signed leases not yet commenced	(598.1)
Gross lease liabilities at 1 January 2019	3,071.4
Effect of discounting	(745.2)
Lease liabilities at 1 January 2019	2,326.2

The weighted average discount rate was 5.4% at 1 January 2019.

IFRS 16 – Leases Policy

The Group leases most of its offices in cities where it operates. Other lease contracts include office equipment and motor vehicles.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. The assets are depreciated over the term of the lease using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option. Right-of-use assets are reviewed for indicators of impairment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. Lease payments included in the measurement of lease liabilities comprise fixed payments less any lease incentives receivable and variable lease payments that depend on an index or a rate as at the commencement date. Lease modifications result in remeasurement of the lease liability.

Depreciation is recognised in both costs of services and general and administrative costs and interest expense is recognised under finance costs in the unaudited condensed consolidated interim income statement.

The Group has elected to use the exemption not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The payments associated with these leases are recognised as costs of services and general and administrative costs on a straight-line basis over the lease term.

Impact of the adoption of IFRIC 23: Uncertainty over Income Tax Treatments

IFRIC 23 clarifies the accounting for uncertainties in income tax and is effective from 1 January 2019. There has been no impact to our financial statements as a result of the adoption of IFRIC 23.

The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on 4 September 2019.